UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	November 6, 2008
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F  NOTICE.
[ ]	13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		19
Form 13F Information Table Value Total:		236,671

                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ARCH CAP GROUP LTD          ORD              G0450A105   61,816   846,447   SH           SOLE               846,447
SCHWAB CHARLES CORP NEW     COM              808513105    1,884   72,447    SH           SOLE               72,447
CROSSTEX ENERGY INC         COM              22765Y104    2,305   92,300    SH           SOLE               92,300
CROSSTEX ENERGY L P         COM              22765U102   10,928   598,455   SH           SOLE               598,455
DOMINOS PIZZA INC           COM              25754A201   18,478   1,522,045 SH           SOLE               1,522,045
ENTERPRISE GP HLDGS L P     UNIT LP INT      293716106   13,364   567,957   SH           SOLE               567,957
GRUPO TELEVISA SA DE CV     SP ADR REP ORD   40049J206   29,584   1,352,700 SH           SOLE               1,352,700
HOME DEPOT INC              COM              437076102    2,294   88,613    SH           SOLE               88,613
HOME DEPOT INC              COM              437076902    2,071   80,000    SH           SOLE               80,000
HOME DEPOT INC              COM              437076902    4,342   167,700   SH           SOLE               167,700
HOME DEPOT INC              COM              437076902    2,718   105,000   SH           SOLE               105,000
LIBERTY MEDIA CORP NEW      CAP COM SER A    53071M302    3,167   236,695   SH           SOLE               236,695
LIBERTY MEDIA CORP NEW      INT COM SER A    53071M104   14,336   1,110,468 SH           SOLE               1,110,468
LIBERTY MEDIA CORP NEW      ENT COM SER A    53071M500   16,060   643,180   SH           SOLE               643,180
LOWES COS INC               COM              548661107   10,819   456,700   SH           SOLE               456,700
MAGELLAN MIDSTREAM HLDGS LP COM LP INTS      55907R108    1,731   100,774   SH           SOLE               100,774
MOHAWK INDS INC             COM              608190104   14,606   216,734   SH           SOLE               216,734
SANDRIDGE ENERGY INC        COM              80007P307    2,167   110,549   SH           SOLE               110,549
SEALY CORP                  COM              812139301   24,001   3,715,365 SH           SOLE               3,715,365